Quarterly Holdings Report
for
Fidelity Freedom® 2030 Fund
December 31, 2024
F30-NPRT3-0325
1.811347.120
Bond Funds - 37.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	23,159,781	223,723,481
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	224,099,101	1,651,610,376
Fidelity Series Emerging Markets Debt Fund (b)	19,889,908	157,130,272
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	5,440,840	46,519,183
Fidelity Series Floating Rate High Income Fund (b)	3,114,694	28,032,242
Fidelity Series High Income Fund (b)	19,649,726	169,184,141
Fidelity Series International Credit Fund (b)	1,937,991	15,988,425
Fidelity Series International Developed Markets Bond Index Fund (b)	174,323,116	1,513,124,645
Fidelity Series Investment Grade Bond Fund (b)	680,388,215	6,722,235,560
Fidelity Series Long-Term Treasury Bond Index Fund (b)	230,595,789	1,224,463,642
Fidelity Series Real Estate Income Fund (b)	3,103,592	30,477,268
TOTAL BOND FUNDS (Cost $13,759,060,263)		11,782,489,235

Domestic Equity Funds - 35.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	31,452,934	393,790,728
Fidelity Series Blue Chip Growth Fund (b)	55,985,957	1,110,761,392
Fidelity Series Commodity Strategy Fund (b)	722,446	62,245,924
Fidelity Series Growth Company Fund (b)	84,307,602	2,020,853,227
Fidelity Series Intrinsic Opportunities Fund (b)	31,315,539	332,884,175
Fidelity Series Large Cap Stock Fund (b)	86,511,951	1,985,449,279
Fidelity Series Large Cap Value Index Fund (b)	36,809,158	600,357,365
Fidelity Series Opportunistic Insights Fund (b)	49,999,444	1,209,486,551
Fidelity Series Small Cap Core Fund (b)	5,402,168	65,960,466
Fidelity Series Small Cap Discovery Fund (b)	17,206,615	187,207,974
Fidelity Series Small Cap Opportunities Fund (b)	30,975,689	453,174,328
Fidelity Series Stock Selector Large Cap Value Fund (b)	97,800,507	1,339,866,950
Fidelity Series Value Discovery Fund (b)	79,300,568	1,229,158,807
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,887,046,831)		10,991,197,166

International Equity Funds - 26.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	37,686,949	590,931,353
Fidelity Series Emerging Markets Fund (b)	61,193,173	531,156,745
Fidelity Series Emerging Markets Opportunities Fund (b)	118,359,811	2,168,351,738
Fidelity Series International Growth Fund (b)	86,266,974	1,503,633,354
Fidelity Series International Small Cap Fund (b)	26,207,315	424,558,505
Fidelity Series International Value Fund (b)	126,950,314	1,513,247,742
Fidelity Series Overseas Fund (b)	112,411,981	1,510,817,026
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,286,203,386)		8,242,696,463

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.56 to 4.58	170,000	169,720
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	3,150,000	3,150,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	37,140,000	37,048,036
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	33,060,000	32,951,231
US Treasury Bills 0% 1/9/2025 (d)	4.58	2,130,000	2,128,257
US Treasury Bills 0% 2/6/2025 (d)	4.47 to 4.48	920,000	916,223
US Treasury Bills 0% 3/27/2025 (d)	4.28	1,420,000	1,406,118
TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,749,574)			77,769,585

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $35,113,209)	4.36	35,106,188	35,113,209

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $27,045,173,263)	31,129,265,658
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,775,257
NET ASSETS - 100.0%	31,133,040,915

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,436	Mar 2025	276,181,500	(9,153,731)	(9,153,731)
ICE MSCI Emerging Markets Index Contracts (United States)	7,517	Mar 2025	403,587,730	(13,980,727)	(13,980,727)

TOTAL EQUITY CONTRACTS					(23,134,458)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7,777	Mar 2025	845,748,750	(7,449,677)	(7,449,677)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,352	Mar 2025	143,723,938	(561,651)	(561,651)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2,522	Mar 2025	287,113,938	(7,205,085)	(7,205,085)

TOTAL INTEREST RATE CONTRACTS					(15,216,413)

TOTAL PURCHASED					(38,350,871)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,934	Mar 2025	573,987,025	18,634,369	18,634,369

TOTAL FUTURES CONTRACTS					(19,716,502)
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $77,089,593.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,054,674	634,246,313	638,187,373	1,689,703	(136)	(269)	35,113,209	35,106,188	0.1%
Total	39,054,674	634,246,313	638,187,373	1,689,703	(136)	(269)	35,113,209	35,106,188

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7,860,420	236,190,410	19,034,559	4,195,888	131,236	(1,424,026)	223,723,481	23,159,781
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,611,828,634	293,781,424	201,518,260	57,523,048	1,914,636	(54,396,058)	1,651,610,376	224,099,101
Fidelity Series All-Sector Equity Fund	401,351,968	31,205,696	63,095,311	25,777,929	10,972,277	13,356,098	393,790,728	31,452,934
Fidelity Series Blue Chip Growth Fund	1,108,229,613	197,271,482	308,976,758	102,652,504	67,647,282	46,589,773	1,110,761,392	55,985,957
Fidelity Series Canada Fund	634,339,994	44,565,288	105,145,288	17,636,585	26,199,607	(9,028,248)	590,931,353	37,686,949
Fidelity Series Commodity Strategy Fund	217,928,798	73,027,744	217,646,523	7,809,259	(128,670,264)	117,606,169	62,245,924	722,446
Fidelity Series Emerging Markets Debt Fund	167,332,805	9,869,929	21,153,174	6,883,213	(2,561,631)	3,642,343	157,130,272	19,889,908
Fidelity Series Emerging Markets Debt Local Currency Fund	52,185,122	2,330,998	5,749,908	2,153,492	(447,318)	(1,799,711)	46,519,183	5,440,840
Fidelity Series Emerging Markets Fund	663,260,352	17,586,676	150,797,204	14,886,176	5,001,640	(3,894,719)	531,156,745	61,193,173
Fidelity Series Emerging Markets Opportunities Fund	2,661,068,408	53,851,219	637,398,680	44,548,004	67,014,650	23,816,141	2,168,351,738	118,359,811
Fidelity Series Floating Rate High Income Fund	29,886,277	2,127,307	3,816,170	2,001,066	(50,840)	(114,332)	28,032,242	3,114,694
Fidelity Series Government Money Market Fund	736,584	35,085,331	35,821,915	346,201	-	-	-	-
Fidelity Series Growth Company Fund	2,065,632,622	395,317,716	574,318,312	238,345,393	104,911,733	29,309,468	2,020,853,227	84,307,602
Fidelity Series High Income Fund	168,194,236	22,779,301	24,663,506	8,571,126	(515,519)	3,389,629	169,184,141	19,649,726
Fidelity Series International Credit Fund	15,703,812	763,350	663,086	763,351	35,887	148,462	15,988,425	1,937,991
Fidelity Series International Developed Markets Bond Index Fund	1,281,711,139	407,492,594	162,878,030	49,532,870	1,196,503	(14,397,561)	1,513,124,645	174,323,116
Fidelity Series International Growth Fund	1,791,494,040	148,245,032	337,783,561	62,386,853	68,400,758	(166,722,915)	1,503,633,354	86,266,974
Fidelity Series International Small Cap Fund	500,126,592	42,493,592	87,376,933	40,296,528	18,791,010	(49,475,756)	424,558,505	26,207,315
Fidelity Series International Value Fund	1,800,043,985	107,154,741	317,521,431	68,312,809	78,976,858	(155,406,411)	1,513,247,742	126,950,314
Fidelity Series Intrinsic Opportunities Fund	388,994,688	54,335,044	73,411,783	41,005,547	5,845,328	(42,879,102)	332,884,175	31,315,539
Fidelity Series Investment Grade Bond Fund	7,243,589,336	523,857,376	1,003,505,455	232,834,437	(14,938,030)	(26,767,667)	6,722,235,560	680,388,215
Fidelity Series Large Cap Stock Fund	1,945,487,977	280,924,637	340,091,065	156,100,731	67,516,017	31,611,713	1,985,449,279	86,511,951
Fidelity Series Large Cap Value Index Fund	611,119,682	92,639,084	117,820,378	17,553,780	18,037,939	(3,618,962)	600,357,365	36,809,158
Fidelity Series Long-Term Treasury Bond Index Fund	1,624,863,081	78,152,887	402,871,556	37,181,406	(130,015,715)	54,334,945	1,224,463,642	230,595,789
Fidelity Series Opportunistic Insights Fund	1,231,833,815	162,334,722	284,537,917	77,065,513	66,890,715	32,965,216	1,209,486,551	49,999,444
Fidelity Series Overseas Fund	1,796,291,713	87,643,580	307,032,265	33,631,062	74,221,536	(140,307,538)	1,510,817,026	112,411,981
Fidelity Series Real Estate Income Fund	32,133,439	1,771,887	3,935,215	1,645,196	49,255	457,902	30,477,268	3,103,592
Fidelity Series Short-Term Credit Fund	491,549	-	489,054	564	11,436	(13,931)	-	-
Fidelity Series Small Cap Core Fund	53,807,401	18,765,682	7,888,962	798,795	672,139	604,206	65,960,466	5,402,168
Fidelity Series Small Cap Discovery Fund	169,814,906	75,785,735	32,548,260	17,219,106	1,769,615	(27,614,022)	187,207,974	17,206,615
Fidelity Series Small Cap Opportunities Fund	572,289,583	104,565,251	206,970,086	47,540,114	35,524,075	(52,234,495)	453,174,328	30,975,689
Fidelity Series Stock Selector Large Cap Value Fund	1,362,487,089	297,540,787	300,219,379	124,261,572	41,854,651	(61,796,198)	1,339,866,950	97,800,507
Fidelity Series Value Discovery Fund	1,218,442,738	293,636,332	262,443,638	48,134,143	26,259,755	(46,736,380)	1,229,158,807	79,300,568
	33,430,562,398	4,193,092,834	6,619,123,622	1,589,594,261	512,647,221	(500,795,967)	31,016,382,864	2,562,569,848

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.